Investment in Associate at Fair Value (Tables)	6 Months Ended
Jun. 30, 2023
Investments, All Other Investments [Abstract]
Summary of Statement of operations
	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022

Total operating loss	$573	$286	$1,171	$536

Net loss	$769	$349	$1,584	$648